Explanatory Note

This 497(c) filing incorporates by reference the information contained in the 497(c) filing submitted electronically on May 1, 2002, Accession No. 0001007286-02-000016. This filing does not otherwise affect, delete, amend or supersede any information contained in post-effective amendment no. 3 to the registration statement and is filed solely to add to the registration statement materials to be used in connection with a rescission offer to be made to certain contract owners with amounts allocated to JP Morgan Small Company Portfolio sub-account and/or the Scudder Variable Series II Small Growth Portfolio sub-account.

                  Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                       Greenwood Village, Colorado 80111



                                                        May 14, 2002



Dear Schwab Signature Annuity(TM)Customer:

     As a Schwab Signature Annuity contract owner that has invested in the JP Morgan Small Company Portfolio sub-account (the "JP Sub-Account"), we are writing to inform you that due to a calculation error, certain performance information for the JP Sub-Account appearing on various Schwab Web pages from May 31, 2001 to February 22, 2002 and the September 31, 2001 Signature Annuity Performance Report that was mailed in December 2001 was incorrect. This information has since been corrected. We have enclosed a current performance report that includes corrected performance results for the JP Sub-Account through March 31, 2002. Please also note that the sub-account performance information appearing in the Schwab Signature Annuity prospectus previously delivered to you is correct.

     We apologize for any inconvenience or misunderstanding this error may have caused. Under the circumstances, we at Great-West are offering you the opportunity to rescind your selection of the JP Sub-Account for the period during which the performance information was incorrect. Great-West is assuming the cost of this offer. If you accept this rescission offer, your account value will be impacted as follows:

o We will reimburse your annuity contract for any investment loss you may have incurred as a result of your allocation of contract values to the JP Sub-Account; and

o To provide you with a reasonable rate of return for the period in question, we will credit your allocations to the JP Sub-Account with an annualized rate of return of [x.xx%] which is the rate required by your state law. This rate will be calculated from the date of your original allocation to the JP Sub-Account to the earlier of the date you transferred assets out of the JP Sub-Account or May 24, 2002 (ten days from the date of this letter). This adjustment will be credited to your annuity contract as a gain and will not be considered cost basis for calculating taxable income on this account. In addition, it will not constitute a distribution and thus will not be a taxable event (unless you receive the gain in cash because you have surrendered your contract for cash or in connection with an exchange for a contract of another annuity provider and you do not provide direction on the enclosed form about how you wish to have the gain allocated). Please see discussion regarding the tax consequences associated with distributions from the contract in the enclosed Schwab Signature Annuity prospectus at page 25.

     If you elect to accept this offer and you currently have assets allocated to the JP Sub-Account - you may continue to hold these assets in the JP Sub-Account or you can move your assets and the gain to other currently available sub-accounts in the Schwab Signature Annuity. Please complete Section #1 on the enclosed form indicating how you would like us to allocate your JP Sub-Account value and gain. If you elect to move your assets to another sub-account, we will transfer assets into the sub-account of your choice as of the day we receive the completed enclosed form.

     If you elect to accept this offer and you no longer have assets allocated to the JP Sub-Account - please complete Section #2 on the enclosed form indicating the sub-account you wish to have any gain allocated. We will apply this amount to the sub-account of your choice as of the day we receive the completed enclosed form.

     If you elect to accept this offer and you have surrendered your contract - please complete Section #3 on the enclosed form. If you surrendered by exchanging your contract to another annuity provider, you will need to communicate to your current annuity provider regarding the sub-account to which you wish to have any gain allocated. We will process your request as of the day we receive the completed enclosed form.

     If you elect not to accept this offer - please check "no" on the enclosed form under Section #4. Please note that there will be no change to your annuity contract or to your annuity account value.


     Acceptance or rejection of this offer will not waive any rights you may otherwise have under law.

     To assist you with your decision, we have enclosed the current Schwab Signature Annuity prospectus and an individualized report showing (1) all transactions in and out of the JP Sub-Account during the time period in question and (2) whether the acceptance of this offer would result in a gain or loss to you. Please review this report carefully to be sure that acceptance of this offer is in your best interests. Please complete the enclosed form, sign and return to us by June 14, 2002, the offer termination date. If we do not receive a response from you by the offer termination date, there will be no change to your account value. Of course, we are ready to assist you if you have any questions concerning this matter. Please contact us at 800-537-2033, ext. 74189 or ext. 74258 Monday through Friday 6am - 4:30pm PST. As always, we urge you to please review the prospectus carefully before making any investment decision.

     We at Great-West apologize for any inconvenience this error may have caused you. Thank you for your continued trust.



                                   Sincerely,



                                   Great-West Life & Annuity Insurance Company


----------------------------------------------------------------------------------------------------------------------
1. For contract owners with assets currently allocated to the JP Morgan Small
Company Portfolio sub-account:

____ I accept the offer and direct Great-West to:

         ____    1.  Keep my assets in and allocate my gain to the JP Morgan Small Company Portfolio sub-
                     account.

         ____    2.  Move my assets and allocate my gain to the                             sub-account.
                                                             ---------------------------

----------------------------------------------------------------------------------------------------------------------
2. For contract owners with assets NOT currently allocated to the JP Morgan
Small Company Portfolio sub-account:

____    I accept the offer and direct Great-West to allocate my gain to the                          sub-account.
                                                                         -------------------------

Please note: If you elect to accept the offer but do not provide allocation directions, the gain will be allocated to the JP Morgan Small Company Portfolio sub-account.

----------------------------------------------------------------------------------------------------------------------
3.  For contract owners who have surrendered their contract:
____    I accept the offer and direct Great-West to allocate my gain to
                                                                        --------------------------------------- .

o (Please provide full name and address of your current annuity provider and your contract number. Remember, you will need to identify to your current provider the sub-account to which you wish to have any gain allocated. If you surrendered your contract for cash, or otherwise do not provide direction regarding a new annuity provider, we will send the gain to you at the most current address we have on file for you. Please see discussion regarding the tax consequences associated with distributions from the contract in the enclosed Schwab Signature Annuity prospectus at page 25.)

----------------------------------------------------------------------------------------------------------------------
4.
____ I decline to accept the offer.

----------------------------------------------------------------------------------------------------------------------


(Contract Owner Signature)                                             (Date)

Contract Owner Name:                                                   Contract Owner SSN:
                    ------------------------------------------                            -------------------------
                           (please print name)

Contract Number:
                ----------------------------


--------------------------------------------------------------------------------
John Smith
345 1st Avenue
St. Louis, MO   99999

Contract Number:   830

 JP Morgan Small Cap Subaccount Activity

           Date                  Transation            Units         Dollar Amount
 -------------------------------------------------------------------------------------
                 27-Sep-01 Transfer In                  8,325.8987        $ 56,497.75
                 28-Sep-01 Transfer Out                (8,325.8987)      $ (57,500.70)
                 03-Oct-01 Transfer In                 15,791.6211       $ 112,859.81
                 04-Oct-01 Transfer Out               (15,791.6211)      $(114,338.71)
                 19-Nov-01 Transfer In                  9,682.6950        $ 80,355.63
                 20-Nov-01 Transfer Out                (9,682.6950)      $ (78,669.20)
                 17-Dec-01 Transfer In                  6,530.4616        $ 55,392.89
                 20-Dec-01 Transfer Out                (6,530.4616)      $ (54,254.01)
                 07-Mar-02 Transfer In                 15,658.5572       $ 125,726.11
                 08-Mar-02 Transfer Out               (15,658.5572)      $(127,711.24)
 -------------------------------------------------------------------------------------



As of May 9, 2002, if you elect to accept this offer it will result in a loss of -$1,592.67.





--------------------------------------------------------------------------------

                  Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                       Greenwood Village, Colorado 80111







                                                        May 14, 2002



Dear Schwab Signature Annuity(TM)Customer:

     As a Schwab Signature Annuity contract owner that has invested in the Scudder Variable Series II Small Growth Portfolio sub-account (the "SVS Small Growth Sub-Account"), we are writing to inform you that due to a calculation error, certain performance information for the SVS Small Growth Sub-Account appearing on various Schwab Web pages from July 31, 2001 to March 20, 2002 and the September 31, 2001 Signature Annuity Performance Report that was mailed in December 2001 was incorrect. This information has since been corrected. We have enclosed a current performance report that includes corrected performance results for the SVS Small Growth Sub-Account through March 31, 2002. Please also note that the sub-account performance information appearing in the Schwab Signature Annuity prospectus previously delivered to you is correct.

     We apologize for any inconvenience or misunderstanding this error may have caused. Under the circumstances, we at Great-West are offering you the opportunity to rescind your selection of the SVS Small Growth Sub-Account for the period during which the performance information was incorrect. Great-West is assuming the cost of this offer. If you accept this rescission offer, your account value will be impacted as follows:

o We will reimburse your annuity contract for any investment loss you may have incurred as a result of your allocation of contract values to the SVS Small Growth Sub-Account; and

o To provide you with a reasonable rate of return for the period in question, we will credit your allocations to the SVS Small Growth Sub-Account with an annualized rate of return of [x.xx%] which is the rate required by your state law. This rate will be calculated from the date of your original allocation to the SVS Small Growth Sub-Account to the earlier of the date you transferred assets out of the SVS Small Growth Sub-Account or May 24, 2002 (ten days from the date of this letter). This adjustment will be credited to your annuity contract as a gain and will not be considered cost basis for calculating taxable income on this account. In addition, unless you have surrendered your contract for cash and receive your gain as a cash payment, it will not constitute a distribution and thus will not be a taxable event (unless you receive the gain in cash because you have surrendered your contract for cash or in connection with an exchange for a contract of another annuity provider and you do not provide direction on the enclosed form about how you wish to have the gain allocated). Please see discussion regarding the tax consequences associated with distributions from the contract in the enclosed Schwab Signature Annuity prospectus at page 25.

     If you elect to accept this offer and you currently have assets allocated to the SVS Small Growth Sub-Account - you may continue to hold these assets in the SVS Small Growth Sub-Account or you can move your assets and the gain to other currently available sub-accounts in the Schwab Signature Annuity. Please complete Section #1 on the enclosed form indicating how you would like us to allocate your SVS Small Growth Sub-Account value and gain. If you elect to move your assets to another sub-account, we will transfer assets into the sub-account of your choice as of the day we receive the completed enclosed form.

     If you elect to accept this offer and you no longer have assets allocated to the SVS Small Growth Sub-Account - please complete Section #2 on the enclosed form indicating the sub-account you wish to have any gain allocated. We will apply this amount to the sub-account of your choice as of the day we receive the completed enclosed form.

     If you elect to accept this offer and you have surrendered your contract - please complete Section #3 on the enclosed form. If you surrendered by exchanging your contract to another annuity provider, you will need to communicate to your current annuity provider regarding the sub-account to which you wish to have any gain allocated. We will process your request as of the day we receive the completed enclosed form.

     If you elect not to accept this offer - please check "no" on the enclosed form under Section #4. Please note that there will be no change to your annuity contract or to your annuity account value.

     Acceptance or rejection of this offer will not waive any rights you may otherwise have under law.

     To assist you with your decision, we have enclosed the current Schwab Signature Annuity prospectus and an individualized report showing (1) all transactions in and out of the SVS Small Growth Sub-Account during the time period in question and (2) whether the acceptance of this offer would result in a gain or loss to you. Please review this report carefully to be sure that acceptance of this offer is in your best interests. Please complete the enclosed form, sign and return to us by June 14, 2002, the offer termination date. If we do not receive a response from you by the offer termination date, there will be no change to your account value. Of course, we are ready to assist you if you have any questions concerning this matter. Please contact us at 800-537-2033, ext. 74189 or ext. 74258 Monday through Friday 6am - 4:30pm PST. As always, we urge you to please review the prospectus carefully before making any investment decision.

     We at Great-West apologize for any inconvenience this error may have caused you. Thank you for your continued trust.



                       Sincerely,



                       Great-West Life & Annuity Insurance Company



----------------------------------------------------------------------------------------------------------------------
1. For contract owners with assets currently allocated to the Scudder Variable
Series II Small Growth Portfolio sub-account:

____ I accept the offer and direct Great-West to:

         ____ 1. Keep my  assets in and  allocate  my gain to the  Scudder  Variable  Series II Small  Growth  Portfolio
                 sub-account.

         ____ 2.  Move my assets and allocate my gain to the                             sub-account.
                                                             ---------------------------
----------------------------------------------------------------------------------------------------------------------
2. For contract owners with assets NOT currently allocated to the Scudder
Variable Series II Small Growth Portfolio sub-account:

____    I accept the offer and direct Great-West to allocate my gain to the                          sub-account .
                                                                         -------------------------

Please note: If you elect to accept the offer but do not provide allocation directions, the gain will be allocated to the Scudder Variable Series II Small
Growth Portfolio sub-account.

----------------------------------------------------------------------------------------------------------------------
3. For contract owners who have surrendered their contract between May 31, 2002 and February 22, 2002 who had assets allocated to the Scudder Variable Series II
Small Growth Portfolio sub-account:

____    I accept the offer and direct Great-West to allocate my gain to                                          .
                                                                        ---------------------------------------

o (Please provide full name and address of your current annuity provider and your contract number. Remember, you will need to identify to your current provider the sub-account to which you wish to have any gain allocated. If you surrendered your contract for cash, or otherwise do not provide direction regarding a new annuity provider, we will send the gain to you at the most current address we have on file for you. Please see discussion regarding the tax consequences associated with distributions from the contract in the enclosed
Schwab Signature Annuity prospectus at page 25.)

----------------------------------------------------------------------------------------------------------------------
4.
____ I decline to accept the offer.

----------------------------------------------------------------------------------------------------------------------


(Contract Owner Signature)                                             (Date)

Contract Owner Name:                                                   Contract Owner SSN:
                    ------------------------------------------                            -------------------------
                           (please print name)

Contract Number:
                ----------------------------


--------------------------------------------------------------------------------
John Smith
345 1st Avenue
St. Louis, MO   99999

Contract Number:   830

Scudder Variable Series Small Cap Growth Subaccount Activity

          Date                  Transation            Units         Dollar Amount
-------------------------------------------------------------------------------------
     27-Sep-01          Transfer In                  8,325.8987        $ 56,497.75
     28-Sep-01          Transfer Out                (8,325.8987)      $ (57,500.70)
     03-Oct-01          Transfer In                 15,791.6211       $ 112,859.81
     04-Oct-01          Transfer Out               (15,791.6211)      $(114,338.71)
     19-Nov-01          Transfer In                  9,682.6950        $ 80,355.63
     20-Nov-01          Transfer Out                (9,682.6950)      $ (78,669.20)
     17-Dec-01          Transfer In                  6,530.4616        $ 55,392.89
     20-Dec-01          Transfer Out                (6,530.4616)      $ (54,254.01)
     07-Mar-02          Transfer In                 15,658.5572       $ 125,726.11
     08-Mar-02          Transfer Out               (15,658.5572)      $(127,711.24)
-------------------------------------------------------------------------------------

As of May 9, 2002, if you elect to accept this offer it will result in a loss of -$1,592.67.


--------------------------------------------------------------------------------



-------------------------------------------------------------------------------------
Schwab Signature(TM)Annuity Performance for the period ending March 31, 2002

                                                      Standardized Performance**
-------------------------------------------------------------------------------------
                                                 Average Annual Total Return


                                                                        Inception
                                                             Since       Date of
Category  Investment Choice                   1 Year   5 Year  Inception  Sub-Account
-------------------------------------------------------------------------------------
Money Market
Schwab Money Market (1)                       2.00%   4.01%    4.03%      11/1/96

Current 7-day Yield: 0.67%
-------------------------------------------------------------------------------------
Intermediate Govt Bond
Federated Fund for US Gov't
Securities II                                 4.07%   6.08%    5.39%      11/1/96
-------------------------------------------------------------------------------------
Intermediate Corp Bond
Janus Aspen Series Flexible Income            3.46%    N/A     3.94%      5/3/99
-------------------------------------------------------------------------------------
High Yield Bond
INVESCO VIF-High Yield                       -21.56%  -1.97%  -1.05%      11/1/96
-------------------------------------------------------------------------------------
Domestic Hybrid
Alger American Balanced                       N/A     N/A    -5.48% (5)  5/3/01
-------------------------------------------------------------------------------------
Domestic Hybrid
Schwab MarketTrack Growth II                  0.61%   7.22%    7.39%      11/1/96
-------------------------------------------------------------------------------------
Large Value
Alliance Variable Product
Series Growth & Income                        N/A    -4.70% (5)  5/3/01       1.54%
-------------------------------------------------------------------------------------
Large Value
American Century VP Income & Growth           N/A     N/A    -5.56% (5)  5/3/01
-------------------------------------------------------------------------------------
Large Value
Dreyfus VIF Growth & Income                   0.18%    N/A    -1.50%      5/3/99
-------------------------------------------------------------------------------------
Large Value
SAFECO RST Equity                            -1.82%    N/A     4.61%      5/1/97
-------------------------------------------------------------------------------------
Large Blend
Alliance Variable Product
Series Growth                                 N/A     N/A    -17.99%(5)  5/3/01
-------------------------------------------------------------------------------------
Large Blend
Schwab S&P 500                               -0.84%   8.97%    9.72%      11/1/96
-------------------------------------------------------------------------------------
Large Blend
Scudder Variable Series I
Capital Growth                               -4.11%    N/A    -3.77%      5/3/99
-------------------------------------------------------------------------------------
Large Growth
Alger American Growth                        -4.68%   11.94%  11.29%      11/1/96
-------------------------------------------------------------------------------------
Large Growth
Berger IPT-Large Cap Growth                   N/A     N/A    -20.03%(5)  5/3/01
-------------------------------------------------------------------------------------
Large Growth
PBHG Insurance Series Large
Cap Growth                                    N/A     N/A    -20.14%(5)  5/3/01
-------------------------------------------------------------------------------------
Mid-Cap Value
Strong VIF Opportunity II                     N/A     N/A    -3.59% (5)  5/3/01
-------------------------------------------------------------------------------------
Mid-Cap Growth
Strong VIF Mid-Cap Growth II                  N/A     N/A    -21.89%(5)  5/3/01
-------------------------------------------------------------------------------------
World Stock
Janus Aspen Series Worldwide
Growth                                       -8.19%   8.83%   10.14%      11/1/96
-------------------------------------------------------------------------------------
World Stock
Oppenheimer Global Securities                 N/A     N/A    -3.57% (5)  5/3/01
-------------------------------------------------------------------------------------
Foreign Stock
American Century VP International            -15.64%  4.14%    5.73%      11/1/96
-------------------------------------------------------------------------------------
Foreign Stock
Deutsche VIT EAFE Equity Index               -13.07%   N/A    -9.96%      5/3/99
-------------------------------------------------------------------------------------
Foreign Stock
Federated International Equity II             N/A     N/A    -22.28%(5)  5/3/01
-------------------------------------------------------------------------------------
Small Value
Delaware Group Premium Fund Small
Cap Value                                     N/A     N/A    18.16% (5)  5/3/01
-------------------------------------------------------------------------------------
Small Blend
Deutsche VIT Small Cap Index                  12.86%    N/A     5.51%      5/3/99
-------------------------------------------------------------------------------------
Small Blend
Dreyfus VIF Small Cap                         N/A     N/A     3.41% (5)  5/3/01
-------------------------------------------------------------------------------------
Small Blend
JP Morgan Series Trust II
Small Company                                 N/A     N/A     0.84% (5)  5/3/01
-------------------------------------------------------------------------------------
Small Growth
Berger IPT-Small Company Growth              -12.38%   N/A     8.28%      5/1/97
-------------------------------------------------------------------------------------
Small Growth
Scudder Variable Series II
Small Cap Growth                              N/A     N/A    -20.41%(5)  5/3/01
-------------------------------------------------------------------------------------
Specialty
AllianceBernstein VP Real
Estate Investment                             N/A     N/A    18.84% (5)  5/3/01
-------------------------------------------------------------------------------------
Specialty
INVESCO VIF-Technology                      -14.34%   N/A    -45.59%     3/1/00
-------------------------------------------------------------------------------------
NA
S&P 500 Index (2)                             0.24%   10.17%
-------------------------------------------------------------------------------------
NA
EAFE Index (3)                              -8.08%   1.41%
-------------------------------------------------------------------------------------
NA
Russell 2000 Index (4)                      13.98%   9.52%
-------------------------------------------------------------------------------------

--------------------------------------------------------------------------


        Adjusted Historical Performance*
--------------------------------------------------------------------------
                        Average Annual Total Return

                                                              Inception
                                                              Date of
                                                   Since     Underlying
    YTD    3 month 1 Year   3 Year  5 Year  10 Year Inception Portfolio
----------------------------------------------------------------------

  0.18%    0.18%   2.00%   3.81%    4.01%    N/A      4.04%   5/3/94


----------------------------------------------------------------------


  0.23%    0.23%   4.07%   5.14%    6.08%           5.29%    3/27/94
----------------------------------------------------------------------

  -0.51%  -0.51%   3.46%   4.11%    6.29%    N/A    7.10%    9/13/93
----------------------------------------------------------------------

  -3.43%  -3.43%  -21.56%  -9.71%  -1.97%    N/A    2.92%    5/27/94
----------------------------------------------------------------------

 -2.53%  -2.53%  -0.58%   2.50%   12.83%  10.90%    N/A      9/5/89
----------------------------------------------------------------------

  0.14%    0.14%   0.61%   0.51%    7.22%    N/A    7.39%    11/1/96
----------------------------------------------------------------------


  1.54%   4.30%   7.47%   14.01%  14.39%    N/A     1/14/91
----------------------------------------------------------------------

 0.93%    0.93%   2.60%   -2.09%    N/A     N/A    6.02%    10/30/97
----------------------------------------------------------------------

  -0.27%  -0.27%   0.18%   0.91%    6.09%    N/A    12.34%    5/2/94
----------------------------------------------------------------------

  -1.82%  -1.82%  -1.82%   -6.07%   5.12%  11.61%    N/A      4/3/87
----------------------------------------------------------------------


 -4.37%  -4.37%  -5.47%   -8.44%   6.98%    N/A    12.04%   9/15/94
----------------------------------------------------------------------

  -0.05%  -0.05%  -0.84%   -3.56%   8.97%    N/A    9.72%    11/1/96
----------------------------------------------------------------------


  -1.39%  -1.39%  -4.11%   -2.89%   8.86%  10.67%    N/A     7/16/85
----------------------------------------------------------------------

  -3.53%  -3.53%  -4.68%   -5.03%  11.94%  14.06%    N/A      1/9/89
----------------------------------------------------------------------

 -4.67%  -4.67%  -11.96%  -4.04%   8.76%    N/A    9.22%     5/1/96
----------------------------------------------------------------------


 -5.44%  -5.44%  -13.89%  1.14%     N/A     N/A    10.72%   4/30/97
----------------------------------------------------------------------

 1.47%    1.47%   2.28%   9.72%   14.69%    N/A    15.60%    5/8/92
----------------------------------------------------------------------

 -2.73%  -2.73%  -11.47%  -1.45%  12.54%    N/A    11.27%   12/31/96
----------------------------------------------------------------------


  -1.01%  -1.01%  -8.19%   -0.75%   8.83%    N/A    14.33%   9/13/93
----------------------------------------------------------------------

 1.76%    1.76%   4.70%   12.21%  13.90%  13.01%    N/A     11/12/90
----------------------------------------------------------------------

  -2.05%  -2.05%  -15.64%  -2.95%   4.14%    N/A    5.57%     5/1/94
----------------------------------------------------------------------

  -0.89%  -0.89%  -13.07%  -8.51%    N/A     N/A    -2.89%   8/22/97
----------------------------------------------------------------------

 -1.13%  -1.13%  -17.21%  -1.72%   6.17%    N/A    5.88%     6/8/95
----------------------------------------------------------------------


 10.45%  10.45%  22.75%   14.81%  10.90%    N/A    12.23%   12/27/93
----------------------------------------------------------------------

   3.59%    3.59%  12.86%   8.38%     N/A     N/A    4.37%    8/22/97
----------------------------------------------------------------------

 5.86%    5.86%  10.64%   11.19%  10.13%  19.20%    N/A      1/1/91
----------------------------------------------------------------------


 3.00%    3.00%  11.54%   7.87%    7.96%    N/A    11.34%   12/31/94
----------------------------------------------------------------------

  -8.89%  -8.89%  -12.38%  2.92%    7.63%    N/A    4.26%     5/1/96
----------------------------------------------------------------------


 -7.10%  -7.10%  -7.80%   -6.47%   4.70%    N/A    9.60%     5/2/94
----------------------------------------------------------------------


 7.56%    7.56%  21.02%   13.98%   6.39%    N/A    6.38%     1/9/97
----------------------------------------------------------------------

 -6.64%  -6.64%  -14.34%  -6.92%    N/A     N/A    7.20%    5/21/97
----------------------------------------------------------------------

  0.28%    0.28%   0.24%   -2.53%  10.17%  13.25%    N/A
----------------------------------------------------------------------

 0.97%    0.97%  -8.08%   -5.18%   1.41%   5.89%    N/A
----------------------------------------------------------------------

 3.99%    3.99%  13.98%   9.84%    9.52%  11.14%    N/A
----------------------------------------------------------------------



The Schwab Signature Annuity, a flexible premium variable annuity, is issued by Great-West Life & Annuity Insurance Company. Performance Data is provided by Great-West Life & Annuity Insurance Company. Information in this report was received from what we believe to be reliable sources, but we can't absolutely guarantee its accuracy, completeness, or suitability for any purpose. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's units, when redeemed, may be more or less than their original cost. The Schwab Signature (TM) Annuity has been offered since May 3, 2001. Reflects Morningstar categories as of 12/31/2001.

*Adjusted historical performance is computed in the same manner as standardized performance except that the performance figures shown are based on the Portfolio's historical performance since the inception of the Portfolio rather than the inception of the Sub-Account.
These adjusted historical performance figures do reflect the higher .70% mortality and expense risk charge associated with Death Benefit Option 2.

** The standardized performance shown is based on the actual performance of the Sub-Account since its inception date. To the extent the respective Sub-Account was in existence prior to May 3, 2001, which is the date the Schwab Signature Annuity was first offered, the performance for the Sub-Account has been restated to reflect the charges under the Schwab Signature Annuity. These standardized performance figures reflect the higher .70% mortality and expense risk charge associated with Death Benefit Option 2.

(1) An investment in the money market portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

(2)  The   Standard  &  Poor's   Index  (S&P  500  Index)  is  composed  of  500
publicly-traded U.S. stocks. The index is unmanaged and assumes reinvestment of all dividends; it is included for comparative purposes only.

(3) The Morgan Stanley Capital International EAFE Index is an index of foreign stock prices of Europe, Australasia, and Far East Exchanges. Total return is calculated in U.S. dollars.

(4) The Russell 2000 Index is designed to measure the performance of the small-cap market. It consists of the 2,000 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest companies in the U.S. based on total market capitalization.

(5) Represents cumulative total returns (unannualized performance) since the the sub-account has been in the annuity for less than one year.